CONSIDERATION RECEIVABLE (Details) $ in Thousands, ¥ in Millions		12 Months Ended
	Apr. 30, 2022 CNY (¥) USD ($)	Dec. 31, 2022 USD ($) installment	Dec. 31, 2022 CNY (¥)
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Impairment loss		$ 22,107
Beijing RYB and Beiyao
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Compensation to be received in installments, for terminating the agreement | ¥	¥ 158.6
Number of yearly installments for compensation to be paid	23,982,000
Former VIEs and their subsidiaries and kindergarten
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Number of yearly installments for compensation to be paid | installment		3
Former VIEs and their subsidiaries and kindergarten | Discontinued operations disposed by sale
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Compensation to be received in installments, for terminating the agreement		$ 24,000	¥ 158.5
Impairment loss		$ 22,107
Former VIEs and their subsidiaries and kindergarten | Discontinued operations disposed by sale | Beijing RYB and Beiyao
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Number of yearly installments for compensation to be paid		24,000